Taxation (Details) - Schedule of Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate [Abstract]
Income (Loss) before income tax expense	$ (59,873)	$ 1,986
Computed income tax expense (benefit) with statutory tax rate	(14,968)	573
Additional deduction for research and development expenses	(213)	(237)
Tax effect of preferred tax rate	15,487	(791)
Tax effect of favorable tax rates on small-scale and low-profit entities		(15)
Tax effect of tax relief	(1)	(2)
Tax effect of non-deductible items	(71)	35
Tax effect of expired tax attribute carryforwards	481
Tax effect of deferred tax effect of tax rate change		(42)
Changes in valuation allowance	(448)	1,329
Income tax expense	$ 267	$ 850